Business combination - Acquisition of Neemo (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Feb. 02, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Percentage of equity acquired	100.00%		100.00%
Neemo
Disclosure of detailed information about business combination [line items]
Percentage of equity acquired		100.00%
Purchase price		R$ 22,425
Purchase price adjusted for the probability of reaching the contingent consideration		20,363
Amount paid in cash		14,880
Amount to be paid in the acquisition of shares		1,500
Amount retained installments		1,500
Amount to be paid in equal installments		1,195
Number of equal installments		33
Contingent consideration	R$ 1,288	1,288
Neemo | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration	R$ 3,350
Neemo | 2020
Disclosure of detailed information about business combination [line items]
Contingent consideration payable, operating and financial goals		350
Neemo | 2021
Disclosure of detailed information about business combination [line items]
Contingent consideration payable, operating and financial goals		644
Neemo | 2022
Disclosure of detailed information about business combination [line items]
Contingent consideration payable, operating and financial goals		189
Neemo | 2023
Disclosure of detailed information about business combination [line items]
Contingent consideration payable, operating and financial goals		R$ 105